STOCKHOLDERS' DEFICIT (Details Textual) (USD $)	3 Months Ended	5 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended		5 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended					9 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended		1 Months Ended				1 Months Ended
	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Consulting Agreement One [Member]	Dec. 31, 2013 Consulting Agreement One [Member]	Dec. 31, 2013 Consulting Agreement Two [Member]	Mar. 05, 2013 Stock Issuance Cost [Member]	Dec. 31, 2013 Stock Issuance Cost [Member]	Dec. 31, 2012 Stock Issuance Cost [Member]	Mar. 31, 2013 Equity Incentive Plan 2012 [Member]	Jun. 30, 2013 Equity Incentive Plan 2012 [Member]	Sep. 30, 2013 Equity Incentive Plan 2012 [Member]	Dec. 31, 2012 Equity Incentive Plan 2012 [Member]	Dec. 31, 2013 Equity Incentive Plan 2012 [Member]	Feb. 28, 2013 Equity Incentive Plan 2012 [Member]	Jan. 23, 2012 Equity Incentive Plan 2012 [Member]	Dec. 31, 2012 Equity Incentive Plan 2012 [Member] Minimum [Member]	Dec. 31, 2012 Equity Incentive Plan 2012 [Member] Maximum [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Aug. 31, 2012 Warrant One [Member]	Mar. 31, 2013 Warrant One [Member]	Aug. 31, 2012 Warrant Two [Member]	Dec. 31, 2013 General and Administrative Expense [Member]	Dec. 31, 2012 General and Administrative Expense [Member]	Dec. 31, 2013 General and Administrative Expense [Member] Warrant One [Member]	Dec. 31, 2013 General and Administrative Expense [Member] Warrant Two [Member]	Feb. 28, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member] Minimum [Member]	Jan. 31, 2014 Subsequent Event [Member] Maximum [Member]	Jan. 31, 2014 Subsequent Event [Member] Common Stock [Member]	Jan. 31, 2014 Subsequent Event [Member] Warrant [Member]	Sep. 30, 2013 Chief Executive Officer [Member] Equity Incentive Plan 2012 [Member]	Jun. 22, 2012 Board of Directors Chairman [Member]	Dec. 31, 2013 Board of Directors Chairman [Member]	Dec. 31, 2012 Board of Directors Chairman [Member]	Dec. 31, 2013 Board of Directors Chairman [Member] General and Administrative Expense [Member]	Jun. 22, 2012 Employees [Member]	Mar. 31, 2013 Non Employee Directors [Member]	Jun. 22, 2012 Non Employees [Member]	Mar. 31, 2013 Non Employee Director Remuneration Policy [Member]	Sep. 30, 2012 Private Placement [Member]	Dec. 31, 2013 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member] Investor [Member]	Dec. 31, 2013 Private Placement [Member] Common Stock [Member]	Dec. 31, 2013 Private Placement [Member] Warrant [Member]	Dec. 31, 2013 April-May 2013 Private Placement [Member]	Dec. 31, 2013 April-May 2013 Private Placement [Member] Maximum [Member]	Sep. 30, 2012 October 2012 Private Placement [Member]	Dec. 31, 2013 October 2012 Private Placement [Member]	Aug. 31, 2012 Securities Purchase Agreement [Member] First Tranche [Member]	Feb. 28, 2013 Securities Purchase Agreement [Member] Second Tranche [Member]	Jun. 30, 2013 Securities Purchase Agreement [Member] Third Tranche [Member]	Aug. 31, 2012 Securities Purchase Agreement [Member] August 2012 Private Placement [Member]	Oct. 31, 2012 Consulting Agreement [Member]	Oct. 05, 2012 Consulting Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued For Services (in shares)																					208,334	291,666
Number of Warrants Issued During Period (in shares)						250,000	200,000																																														500,014	500,011	500,011
Exercise Price of Warrants (in dollars per share)						$ 1.50																								$ 2.35																			$ 5.00				$ 1	$ 1	$ 1
Unvested Shares of Common Stock (in shares)								166,668
Unvested Shares of Common Stock at Four Monthly Issuances (in shares)			41,667
Other Selling, General and Administrative Expense									$ 487,870	$ 437,499
Stock Issued During Period, Value, New Issues		10,000																		200																									10,000,000						2,750,000
Number of Stock Units Issued																																													40
Number of Common Stock and Warrants Included In Stock Units																																													4,000,000
Stock Issued During Period, Shares, Conversion of Units																																													2,000,000
Stock Issued During Period, Value, Conversion of Units																																													250,000
Stock Unit Conversion Price																																															2.50	0.5
Proceeds From Issuance Of Private Placement				1,107,852																																										2,461,000				10,000,000	2,384,478		500,014	500,011	500,011
Proceeds from Issuance of Private Placement Net of Issuance Cost																																													9
Effective Selling Percentage of Registrable Shares																																													100.00%
Percentage of Stock Issued In Private Placement																																																	10.00%
Percentage of Warrant Issued In Private Placement																																																	10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															5,000,000	2,860,000	2,860,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			3,013,250								820,000	640,000	390,000																						300,000	2,100,000	547,392			1,870,000		230,000
Share Based Compensation Arrangement By Share Based Payment Award Options To Nonemployee Grants In Period											20,000		130,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 2.13								$ 1.35	$ 3.00	$ 2.75					$ 0.001	$ 0.52											$ 1.85					$ 2.67
Share Based Compensation Arrangements By Share Based Payment Award Options Grants To Nonemployees In Period Weighted Average Exercise Price											$ 1.65
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											1 year 3 months	1 year	1 year	2 years																	2 years	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											10 years	10 years	10 years	10 years																					10 years
Share Based Compensation Arrangement By Share Based Payment Award Options To Nonemployee Director Grants In Period	600,000																																										25,000
Share Based Compensation Arrangements By Share Based Payment Award Options Grants To Nonemployee Director In Period Weighted Average Exercise Price	$ 1.50
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Mar. 31, 2013																																		Aug. 30, 2014						Mar. 31, 2013
Share Based Compensation Arrangement By Share based Payment Award To Nonemployee Expiration Period																																											10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant													969,500
Stock Issued During Period, Shares, New Issues																				2,000,000										2,226,956			2,226,956	1,670,216																	1,833,333		500,014	500,011	500,011		500,000	250,000
Warrants To Purchase Common Stock Exercise Price Per Share																																												$ 1.50
Percentage Of Shares Issued In Private Placement As Finder Fee																																												10.00%
Stock Issued Price Per Share																																																					$ 1
Warrants Issued																																																				179,502
Stock Issued Per Month In Arrears																																																									20,833
Stock Issued Final Month Of Agreement Term																																																									20,837
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 1.44	$ 0.52
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options			1,152,241
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			6 months 7 days
Stock Options Exercise Price Per Share				$ 1.00
Allocated Share-Based Compensation Expense			$ 3,213,270	$ 564,143																						$ 2,388,415	$ 390,403	$ 286,000	$ 237,500							$ 76,186			$ 26,141
Amended Stock Options Exercise Price Per Share				$ 0.52
Proceeds From Exercise Of Warrants			292,591
Stock Issued During Period Shares Cashless Exercise			62,835
Stock Issued During Period Shares Private Placement																						2,461,000																													1,795,009
Stock To Be Issued Upon Conversion Of Warrants1																														1,670,216																2,461,000
Exercise Price Of Warrants 1																																														$ 1.50
Warrants Expiration Period				3 years																										5 years
Warrants Expiration Date																							Apr. 08, 2014		Apr. 08, 2015																				Apr. 04, 2016
Stock To Be Issued Upon Conversion Of Warrants					200,000																			250,000
Total Stock Issued During Period Shares Warrants Exercised																					300,771
Share Price																																																			$ 1.50			$ 1	$ 1	$ 1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																																						210,000